Loans and Leases Held for Investment, Net Covered Loans and Leases Recorded Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Covered Loans and Leases Recorded Investment [Line Items]
Proceeds from (Payments for) Other Financing Activities	$ (16,334)	$ (11,174)	$ (4,093)
Notes Payable	24,000	0
Bank of Florida [Member]
Covered Loans and Leases Recorded Investment [Line Items]
Toal recorded investment of covered loans and leases	289,694	517,758
Tygris [Member]
Covered Loans and Leases Recorded Investment [Line Items]
Toal recorded investment of covered loans and leases	24,330	75,201
Clawback Liability [Member]
Covered Loans and Leases Recorded Investment [Line Items]
Proceeds from (Payments for) Other Financing Activities	24,000
Notes Payable	$ 24,000